Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 314,347	$ 260,138	$ 197,320
Increases based on tax positions related to the current period	50,079	41,114	42,306
Increases based on tax positions related to prior periods	3,490	22,328	33,007
Decreases based on tax positions related to prior periods	(24,180)	(8,966)	(11,006)
Decreases related to settlements with taxing authorities	(4,700)	(267)	(1,489)
Balance at end of period	$ 339,036	$ 314,347	$ 260,138